UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   5/14/12
----------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------
Form 13F Information Table Entry Total:        63
                                               -------------
Form 13F Information Table Value Total:        $82,515
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number              Name
   ---        --------------------    -------------------------
    1         28-7384                 Nathaniel Bohrer
   ---        --------------------    -------------------------
    2         28-7750                 Marjorie Gochberg Kellner
   ---        --------------------    -------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                        VOTING AUTHORITY
                                     TITLE OF                 VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
SECURITY                              CLASS         CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co                CALL        002896907     546    11,000 SH  Call Other    1 2 3         11,000
Abovenet Inc                          COM         00374N107   1,755    21,200 SH       Other    1 2 3         21,200
Acco Brands Corp                      COM         00081T108     156    12,600 SH       Other    1 2 3         12,600
Advance America Cash Advance          COM         00739W107     262    25,000 SH       Other    1 2 3         25,000
Airgas                                COM         009363102     365     4,100 SH       Other    1 2 3          4,100
Amylin Pharma Inc                     COM         032346108     200     8,000 SH       Other    1 2 3          8,000
Apple                                 COM         037833100     330       550 SH       Other    1 2 3            550
Asbury Automotive Group               COM         043436104     942    34,900 SH       Other    1 2 3         34,900
Ascena Retail Group                   COM         04351g101   1,108    25,000 SH       Other    1 2 3         25,000
Barnes & Noble Inc.                   COM         067774109     164    12,400 SH       Other    1 2 3         12,400
Carrols Restaurant Grp                COM         14574x104     153    10,000 SH       Other    1 2 3         10,000
Central Garden and Pet Cl A       CL A NON-VTG    153527205     289    30,000 SH       Other    1 2 3         30,000
CenturyLink Inc                       COM         156700106     485    12,540 SH       Other    1 2 3         12,540
Charming Shoppes                      COM         161133103      59    10,000 SH       Other    1 2 3         10,000
CVR Energy Inc                        COM         12662p108     334    12,500 SH       Other    1 2 3         12,500
Delphi Financial Grp                  CL A        247131105   1,679    37,500 SH       Other    1 2 3         37,500
Dollar Thrifty Auto                   COM         256743105   1,335    16,500 SH       Other    1 2 3         16,500
DSW Inc                               CL A        23334L102     548    10,000 SH       Other    1 2 3         10,000
Eastman Chemicals                     PUT         277432950     284     5,500 SH  Put  Other    1 2 3          5,500
Ecolab Inc                            COM         278865100     346     5,600 SH       Other    1 2 3          5,600
EMC Corp                              COM         268648102   1,793    60,000 SH       Other    1 2 3         60,000
Express Scripts Hldg Co               COM         302182100   2,762    50,975 SH       Other    1 2 3         50,975
Family Dlr Stores Inc                 COM         307000109     633    10,000 SH       Other    1 2 3         10,000
Gildan Activewear                     COM         375916103     551    20,000 SH       Other    1 2 3         20,000
Goodrich                              COM         382388106  12,356    98,500 SH       Other    1 2 3         98,500
Great Wolf Resorts                    COM         391523107     578   101,000 SH       Other    1 2 3        101,000
Group 1 Automotive                    COM         398905109     713    12,700 SH       Other    1 2 3         12,700
Hanesbrands Inc                       COM         410345102   1,182    40,000 SH       Other    1 2 3         40,000
Harleyville Group                     COM         412824104     242     4,200 SH       Other    1 2 3          4,200
Harvest Natural Resources             COM         41754V103      93    13,100 SH       Other    1 2 3         13,100
Home Depot                            COM         437076102   1,006    20,000 SH       Other    1 2 3         20,000
Illumina Inc                          COM         452327109     526    10,000 SH       Other    1 2 3         10,000
Illumina Inc                          CALL        452327909   1,841    35,000 SH  Call Other    1 2 3         35,000
Ista Pharmaceuticals                COM NEW       45031X204   2,072   230,000 SH       Other    1 2 3        230,000
Kenneth Cole Prodcts                  CL A        193294105   1,377    85,500 SH       Other    1 2 3         85,500
Krispy Kreme Doughnuts                COM         501014104     256    35,000 SH       Other    1 2 3         35,000
Medco Health Solutions                COM         58405U102   4,429    63,000 SH       Other    1 2 3         63,000
Mens Warehouse Inc                    COM         587118100     678    17,500 SH       Other    1 2 3         17,500
Midas Inc.                            COM         595626102     122    10,600 SH       Other    1 2 3         10,600
Motorola Mobility Holdings Inc        COM         620097105   3,865    98,500 SH       Other    1 2 3         98,500
Novellus Systems                      COM         670008101   2,520    50,500 SH       Other    1 2 3         50,500
OSI Systems                           COM         671044105   1,269    20,700 SH       Other    1 2 3         20,700
Pier 1 Imports                        COM         720279108   1,454    80,000 SH       Other    1 2 3         80,000
Pool Corp                             COM         73278L105   1,123    30,000 SH       Other    1 2 3         30,000
Prestige Brands Holdings              COM         74112d101   2,692   154,000 SH       Other    1 2 3        154,000
Quest Software Inc                    COM         74834t103   1,792    77,000 SH       Other    1 2 3         77,000
RSC Holdings Inc                      COM         74972L102   1,649    73,000 SH       Other    1 2 3         73,000
SPDR S&P 500 ETF TR                 TR UNIT       78462F103     845     6,000 SH       Other    1 2 3          6,000
Sanofi Aventis CVR              RIGHT 12/31/2020  80105N113      47    35,000 SH       Other    1 2 3         35,000
Sara Lee                              COM         803111103     861    40,000 SH       Other    1 2 3         40,000
Sara Lee                              CALL        803111903   1,077    50,000 SH  Call Other    1 2 3         50,000
Select Comfort Corp                   COM         81616x103     567    17,500 SH       Other    1 2 3         17,500
Solutia Inc                         COM NEW       834376501   4,191   150,000 SH       Other    1 2 3        150,000
Spdr Gold Trust                     GOLD SHS      78463V107     405     2,500 SH       Other    1 2 3          2,500
Starbucks Corp                        COM         855244109   1,420    25,400 SH       Other    1 2 3         25,400
Superior Energy Services              COM         868157108     264    10,000 SH       Other    1 2 3         10,000
Taleo Corp- Class A                   CL A        87424n104   1,975    43,000 SH       Other    1 2 3         43,000
Target corp                           COM         87612E106   1,748    30,000 SH       Other    1 2 3         30,000
Thomas & Betts Corp                   COM         884315102   3,847    53,500 SH       Other    1 2 3         53,500
Velti Ltd                             SHS         G93285107     813    60,000 SH       Other    1 2 3         60,000
Vulcan Materials                      COM         929160109     470    11,000 SH       Other    1 2 3         11,000
Weight Watchers                       PUT         948626956     618     8,000 SH  Put  Other    1 2 3          8,000
Zoll Medical Corp                     COM         989922109   2,455    26,500 SH       Other    1 2 3         26,500